ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the Group's subsidiaries, VIEs and VIEs' subsidiaries
As of December 31, 2018, the Company’s major subsidiaries, VIE and VIE’s subsidiaries (collectively, the “Group”) are as follows:

	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
New Admiral	April 27, 2015	Cayman Islands	100%
Join Me Group (HK) Investment Company Limited (“JMU Investment”)	June 8, 2015	Hong Kong	100%
Join Me Group Supply Chain Management Company Limited (“JMU Supply Chain”)	October 15, 2015	Hong Kong	100%
Shanghai Zhongming Supply Chain Management Co., Ltd. (“Shanghai Zhongming” or “WFOE” )	June 8, 2015	PRC	100%

VIE:
Shanghai Zhongmin Supply Chain Management Co., Ltd. (“Shanghai Zhongmin” or “VIE”)	June 8, 2015	PRC	N/A

Schedule of the financial statement balances and amounts of the VIEs and VIEs' subsidiaries
The following financial statement balances and amounts of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as follows after the elimination of intercompany balances and transactions among VIE and VIE’s subsidiaries within the Group:

	As of December 31,
	2017	2018
	US$	US$

Cash and cash equivalents	4,802,420	245,866
Accounts receivable, net	3,295,818	176,120
Inventories	538,660	585,760
Prepaid expenses and other current assets, net	1,881,988	1,007,406
Amounts due from related parties	3,062,797	4,038,884
Total current assets	13,581,683	6,054,036
Property and equipment, net	1,715,795	344,150
Investment	768,486	-
Other non-current assets	161,723	-
Total non-current assets	2,646,004	344,150
TOTAL ASSETS	16,227,687	6,398,186

Short-term bank borrowings	7,684,859	7,272,198
Accounts and notes payable	3,980,560	540,899
Accrued expenses and other current liabilities	8,345,461	5,336,699
Advance from customers	1,243,739	422,702
Amounts due to related parties	87,385	3,311,752
Total current liabilities	21,342,004	16,884,250
Other non-current liabilities	1,386,749	-
Amounts due to related parties	5,685,971	6,892,316
Total non-current liabilities	7,072,720	6,892,316
TOTAL LIABILITIES	28,414,724	23,776,566

	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$

Revenues	66,288,019	80,668,230	28,978,124
Net loss	(17,022,631)	(12,419,220)	(8,195,049)

	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$

Net cash provided by/(used in) operating activities	2,657,916	(9,152,256)	(6,241,888)
Net cash used in investing activities	(2,578,472)	(741,079)	(13,064)
Net cash provided by financing activities	-	12,642,573	1,686,123